Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Land	¥ 282,786	¥ 286,336
Buildings	1,632,604	1,609,667
Machinery and equipment	1,813,116	1,822,026
Construction in progress	61,952	70,759
Property, Plant and Equipment, Gross, Total	3,790,458	3,788,788
Less accumulated depreciation	(2,570,806)	(2,519,259)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,219,652	¥ 1,269,529